Defiance Nasdaq 100 LightningSpread Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)
PURCHASED OPTIONS - 95.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 95.4%
Nasdaq 100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.44	$30,333	1	$29,263
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $2,001.44(e)	39,433,134	13	36,802,174
Total Call Options			36,831,437

Put Options - 0.2%
Nasdaq 100 Stock Index, Expiration: 6/1/2026; Exercise Price: $30,250.00	18,199,908	6	62,490

TOTAL PURCHASED OPTIONS (Cost $30,495,184)			36,893,927

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	1,201,448	1,201,448

U.S. Treasury Bills - 0.7%	Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.63%(g)(h)	$282,000	280,135

TOTAL SHORT-TERM INVESTMENTS (Cost $1,481,621)		1,481,583

TOTAL INVESTMENTS - 99.4% (Cost $31,976,805)		$38,375,510
Other Assets in Excess of Liabilities - 0.6%		223,922
TOTAL NET ASSETS - 100.0%		$38,599,432

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(g)	The rate shown is the annualized effective yield as of May 31, 2026.
(h)	All or a portion of this security has been pledged as collateral for written options. As of May 31, 2026, the total value of securities pledged as collateral is $280,130.

Defiance Nasdaq 100 LightningSpread Income ETF
Schedule of Written Options Contracts
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.3)%
Nasdaq 100 Stock Index, Expiration: 6/1/2026; Exercise Price: $30,400.00	$(18,199,908)	(6)	$(102,630)

TOTAL WRITTEN OPTIONS (Premiums received $96,906)			$(102,630)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.